ING Life Insurance and Annuity Company
and its Variable Annuity Account B

Individual Nonqualified Variable Annuity

Supplement dated May 4, 2011 to the Contract Prospectus dated April 29, 2011

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current variable annuity
Contract Prospectus for future reference.

The information for Appendix II – Description of Underlying Funds beginning on page 41 of the Contract
Prospectus is hereby deleted in its entirety and replaced with the following:

APPENDIX II
DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Former Fund Name	New Fund Name
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview – Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC
Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates
of FMR

X.75998-11	Page 1 of 4	May 2011

Fund Name
Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which
Investment Adviser: Fidelity Management &	exceeds the composite yield on the securities comprising
Research Company (“FMR”)	the S&P 500® Index.

Subadvisers: FMR Co., Inc. and other affiliates
of FMR

Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates
of FMR

Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates
of FMR

ING Balanced Portfolio	Seeks total return consisting of capital appreciation (both
realized and unrealized) and current income; the
Investment Adviser: ING Investments, LLC	secondary investment objective is long-term capital
appreciation.
Subadviser: ING Investment Management Co.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management,
LLC

ING BlackRock Science and Technology	Seeks long-term capital appreciation.
Opportunities Portfolio

Investment Adviser: ING Investments, LLC

Subadviser: BlackRock Advisors, LLC

ING Global Bond Portfolio	Seeks to maximize total return through a combination of
current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

X.75998-11	Page 2 of 4	May 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
capital appreciation and investment income will both be
Subadviser: ING Investment Management Co.	major factors in achieving total return.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio consisting
primarily of debt securities. It is anticipated that capital
Subadviser: ING Investment Management Co.	appreciation and investment income will both be major
factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	international index.

Subadviser: ING Investment Management Co.

ING Invesco Van Kampen Equity and Income	Seeks total return, consisting of long-term capital
Portfolio	appreciation and current income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Money Market Portfolio*	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment
Investment Adviser: ING Investments, LLC	in high-quality money market instruments while
maintaining a stable share price of $1.00.
Subadviser: ING Investment Management Co.

*There is no guarantee that the ING Money Market Subaccount
will have a positive or level return.

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.

ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
Investment Adviser: ING Investments, LLC	return of the Russell Top 200® Growth Index.

Subadviser: ING Investment Management Co.

X.75998-11	Page 3 of 4	May 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
growth, both realized and unrealized) consistent with
Investment Adviser: ING Investments, LLC	preservation of capital.

Subadviser: ING Investment Management Co.

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC

ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and secondarily,
current income.
Investment Adviser: Directed Services LLC

Subadviser: Thornburg Investment Management,
Inc.

ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC

Subadviser: UBS Global Asset Management
(Americas) Inc.

X.75998-11	Page 4 of 4	May 2011